Common Stock Warrants (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Fair market value	$ 0.71	$ 50.40
Exercisable unexercised, shares	2,393	13,168
Exercisable unexercised, intrinsic value	$ 13,587	$ 663,639
Warrant [Member]
Fair market value	$ 5.68